Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Interest income	₩ (4,067)	₩ (4,901)
Spin-off	(2,281,910)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	1,127,163	965,654
Interest income	24,550	21,057
Remeasurement	(3,798)	(1,385)
Contributions	152,208	213,298
Benefit paid	(100,511)	(68,084)
Business combinations	0	485
Spin-off	(157,522)	0
Others	(1,804)	(3,862)
Ending balance	₩ 1,040,286	₩ 1,127,163